CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement [Abstract]
Net sales	$ 6,030,670	$ 6,001,053	$ 5,992,450
Cost of sales	4,694,440	4,566,837	4,518,645
Gross profit	1,336,230	1,434,216	1,473,805
Selling, general and administrative expenses	747,608	766,172	854,482
Provision for doubtful accounts	136,630	92,495	106,240
Restructuring and other related charges	17,165	19,814	34,089
Settlement, litigation and other related charges	113,709	77,449	99,267
Goodwill and other asset impairment charges	22,884	0	0
Separation, benefit plan termination and related costs	64,760	0	0
Other miscellaneous charges	44,320	8,535	914
Operating income	189,154	469,751	378,813
Investment income	9,610	9,670	9,782
Interest expense	(135,720)	(119,893)	(143,051)
Amortization of discount on convertible notes	(29,536)	(27,977)	(25,934)
Income (loss) from continuing operations before income taxes	33,508	331,551	219,610
Income tax provision	19,044	96,856	88,309
Income (loss) from continuing operations	14,464	234,695	131,301
Income (Loss) from discontinued operations	(120,573)	(22,772)	9,172
Net income (loss)	$ (106,109)	$ 211,923	$ 140,473
Earnings (loss) per common share - Basic:
Continuing operations (in dollars per share)	$ 0.12	$ 2.00	$ 1.12
Discontinued operations (in dollars per share)	$ (1.04)	$ (0.19)	$ 0.08
Net income (in dollars per share)	$ (0.91)	$ 1.81	$ 1.20
Earnings (loss) per common share - Diluted:
Continuing operations (in dollars per share)	$ 0.13	$ 2.00	$ 1.11
Discontinued operations (in dollars per share)	$ (1.03)	$ (0.19)	$ 0.08
Net income (in dollars per share)	$ (0.91)	$ 1.80	$ 1.19
Weighted average number of common shares outstanding:
Basic (in shares)	116,348	117,094	117,466
Diluted (in shares)	116,927	117,777	118,313